Post-Employment Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Post-Employment Benefits
Expense for defined contribution plans	€ 296	€ 172
Contributions	€ 28	€ 18